Cash and cash equivalents and borrowings	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents and borrowings [Abstract]
Disclosure of cash and cash equivalents and borrowings [Text Block]
5.2 CASH AND CASH EQUIVALENTS AND BORROWINGS
In order to aid understanding of the Group’s financial performance, and as mentioned in Note 1.1.4, the Group analyzes cash and cash equivalents and borrowings for each corresponding period distinguishing between infrastructure project companies and ex infrastructure companies.
The main items forming the Group's cash and cash equivalents and borrowings, are described below.
5.2.1 Cash and cash equivalents
a) Cash and cash equivalents and restricted cash of infrastructure project companies
The cash and cash equivalents of infrastructure project companies as at December 31, 2025 and December 31, 2024 stood at EUR 201 million and EUR 175 million, respectively.
Infrastructure project financing agreements often impose the obligation to arrange certain restricted accounts to cover short-term or long-term obligations relating to the payment of principal or interest on the borrowings and infrastructure maintenance and operation. These funds are invested in highly-liquid financial products earning floating interest. The type of financial product in which the funds may be invested is also restricted by the financing agreements or, where no restrictions are stipulated, the decision is made on the basis of the Group’s policy for the placement of cash surpluses.
Restricted cash is classified as short-term or long-term depending on whether it must remain restricted for less or more than one year. Short-term balances, which stood at EUR 29 million, are recognized under cash and cash equivalents in the balance sheet. Long-term balances reached EUR 252 million and are carried as financial assets.
The total of short-term and long-term restricted cash recognized at December 31, 2025 reached EUR 282 million and relates to the NTE Segment 3, LBJ, I-66 and NTE highways (EUR 27 million, EUR 26 million, EUR 35 million and EUR 165 million, respectively), as well as to other concessions in the amount of EUR 28 million, primarily the Waterbeach treatment plant in the United Kingdom, and the Autovía de Aragón highway (EUR 8 million and EUR 20 million, respectively). The variation of EUR -116 million compared to December 2024 is explained by:
•A net decrease in restricted cash of EUR -75 million (excluding exchange rate effects), essentially relating to NTE Segment 3 (EUR 9 million), NTE highway (EUR -86 million), I-66 (EUR -16 million) and LBJ (EUR 16 million), mainly driven by construction and debt‑related payments, along with dividend distributions, partially offset by toll collections.
•The exchange rate effect reached EUR -41 million, mainly generated by US dollar fluctuations (Note 1.4).
Other cash and cash equivalents relate to bank accounts and highly-liquid investments subject to interest rate risk.
b) Cash and cash equivalents and restricted cash of ex- infrastructures projects
Cash and cash equivalents of ex-infrastructure project companies at December 31, 2025 and December 31, 2024 amounted to EUR 4,070 million and EUR 4,653 million, respectively.
The following table shows the breakdown of cash and cash equivalents of ex-project companies by currency.

Million EUR	2025.DEC
EUR	2,022
PLN	682
USD	535
CAD	372
GBP	225
AUD	154
Other	80
Total Cash and Cash equivalents ex-infrastructure projects	4,070
5.2.2. Borrowings
a) Infrastructure project companies
a.1) Breakdown by project, significant changes during the year and main features of the borrowings
There follows a breakdown of borrowings secured by project cash flows, distinguishing between bonds and bank borrowings, short- and long-term, and changes during 2025 and 2024:

	2025			2024			Change 25/24
(Million euro)	Bonds	Bank borrowings	Total	Bonds	Bank borrowings	Total	Bonds	Bank borrowings	Total
Long term	4,774	2,660	7,434	5,198	3,058	8,256	(424)	(398)	(822)
Highways	4,774	2,279	7,053	5,198	2,707	7,905	(424)	(428)	(852)
US highways	4,774	1,724	6,498	5,198	2,138	7,337	(424)	(414)	(838)
Spanish highways	—	555	555	—	569	569	—	(14)	(14)
Airports	—	62	62	—	—	—	—	62	62
Construction	—	92	92	—	97	97	—	(5)	(5)
Energy	—	187	187	—	209	209	—	(22)	(22)
Other	—	39	39	—	44	44	—	(5)	(5)
Short term	7	177	184	1	142	143	6	35	41
Highways	7	34	41	1	38	39	6	(4)	2
US highways	7	—	7	1	—	1	6	—	6
Spanish highways	—	34	34	—	38	38	—	(4)	(4)
Airports	—	15	15	—	94	94	—	(79)	(79)
Construction	—	5	5	—	5	5	—	—	—
Energy	—	120	120	—	2	2	—	118	118
Other	—	2	2	—	3	3	—	(1)	(1)
TOTAL	4,781	2,836	7,617	5,199	3,200	8,400	(418)	(364)	(782)
The following table shows, for 2025 movements in infrastructure project borrowings, broken down into variations in borrowings with balancing entries in cash flows, exchange rate effects and scope changes, as well as movements in borrowings due to the accrual of interest, which do not affect period cash positions.

(Million euro)	Dec. 2024	Increase/decrease with impact on cash flow	Foreign exchange effect	Impact of scope changes and other	Capitalized/accrued interest	Dec.25
Infrastructure project borrowings	8,400	229	(904)	(93)	(15)	7,617
Infrastructure project borrowings decreased by EUR -782 million in 2025 with respect to December 2024, mainly for the following reasons:
•Exchange rate effect amounting to EUR -904 million, mainly generated by US dollar fluctuations.
•Effect of scope changes, excluding the foreign exchange effect, due to the classification as held for sale of Transchile Charrúa Transmisión, S.A. (Note 1.1.3) totaling EUR -93 million.
•Increase of EUR 214 million in debt, excluding the foreign exchange effect and scope changes, relating primarily to the Misae Solar LLC project (EUR 206 million) and attributable to the debt drawn down, capitalization of interest and accrued unmatured interest.
US highways:
NTE Mobility Partners, LLC
Regarding NTE Mobility Partners, the total debt at December 31, 2025 reached USD 1,600 million as follows:
–A taxable bond issue of USD 871.1 million, maturing between 2040 and 2049 at a fixed interest rate of 3.92%, and a PAB (Private Activity Bonds) issue of USD 331.8 million, maturing between 2030 and 2039 at a fixed interest rate of 4.00% for USD 122.7 million and 5.00% for USD 209.0 million.
–USD 397.3 million in PABs bonds (Private Activity Bonds) issued on August 3, 2023 (PAB-Private Activity Bonds), at a fixed interest rate of 5.50%, maturing between 2052 and 2058, to fund the Mandatory Capacity Improvement (UCI) project.
NTE Mobility Partners Seg 3 LLC
In relation to NTE Mobility Partners Seg 3 LLC, the total debt at December 31, 2025 reached USD 1,598 million. This debt consists of:
–Issuance of USD 265.9 million in PABs related to the debt of the 3A-3B segments at a rate of 5.00% fixed interest on USD 32.4 million, 5.13% on USD 22.5 million, 5.25% on USD 23.7 million, 5.38% on USD 64.7 million and 5.50% on USD 122.6 million.
–TIFIA loan in the amount of USD 211.2 million at a fixed rate of 3.84%, on December 31, 2025, with final maturity in 2053.
–Issuance of USD 467.3 million in Barclays bonds, maturing in 2028 with USD 221 million at a fixed swap rate of 5.30% and USD 246.3 million at a fixed swap rate of 5.85% maturing in 2040.
–Issuance of USD 653.9 million in PABs repayable from 2047 to 2058 at a fixed interest rate of 5.00% for the debt of segment 3C (total of USD 750 million including the issuance premium).
LBJ Infr. Group LLC
The total debt of this company on December 31, 2025 reached USD 2,038 million. This debt consists of:
–PABs issuance of USD 537.5 million (total of USD 615 million including the premium) at a fixed interest rate of 4.00%, maturing between 2030 to 2040.
–Taxable bond issuance of USD 615.5 million (of which USD 7 million bears a fixed interest rate of 2.75% and matures in 2026, and USD 608.5 million bears a fixed interest rate of 3.80% and matures in 2057).
–TIFIA loan valued at USD 835.6 million, with fixed interest rate of 4.22% and maturing between 2035 to 2050.
–Credit line maturing in 2027 with an interest rate of 4.51%, of which USD 48.9 million had been drawn as of December 31, 2025.
I-77 Mobility Partners, LLC
The total debt of I-77 Mobility Partners, LLC at December 31, 2025 reached USD 469.9 million. This debt consists of:
–On May 1, 2015, the company issued USD 100 million in PABs at a fixed rate of 5.00%. On December 31, 2025, the outstanding amount was USD 98.9 million maturing between 2026 and 2054.
–On April 25, 2024, the issuance of USD 371 million in Senior Secured Notes was completed, the proceeds of which were used to refinance the TIFIA debt, thereby increasing the average maturity of the outstanding debt. The Senior Secured Notes bear interest at a fixed rate of 6.57% and mature in 2051.
–On April 26, 2024, the TIFIA debt was repaid in full.
I-66 Mobility Partners, LLC
Regarding I-66 Mobility Partners, LLC, the total debt of this company at December 31, 2025, reached USD 2,076.1 million. This debt consists of:
–USD 737 million in PABs (a total of USD 800.4 million including the premium) at a fixed rate of 5.00%, maturing between 2047 and 2056.
–A TIFIA loan balance of USD 1,339.1 million, of which USD 29.0 million had been prepaid as of December 31, 2025. This loan bears interest at a fixed rate of 2.8% and finally matures in 2057.
Spanish highways:
Cintra Inversora Autopistas de Cataluña (Terrasa Manresa highway)
In relation to Cintra Inversora Autopistas de Cataluña, this company's debt at December 31, 2025 totaled EUR 582.2 million, consisting in:
–Tranches A and B amounting to EUR 264.9 million and EUR 279.1 million as of December 31, 2025, accruing interest at the 6-month EURIBOR rate +2.124% +1.5% at the year-end. Both tranches were fully utilized and fall due in 2035.
–Liquidity tranche (tranche C) with a balance of EUR 38.2 million as of December 31, 2025 (the year-end interest rate is the 6-month EURIBOR +2.124% +1.5%).
–It should also be noted that this company has an interest rate derivative with a notional amount of EUR 529.5 million, a guaranteed interest rate of 5.0880% and maturity in 2035. The fair value of the derivative (recognized under “Derivative financial instruments”, (Note 5.5) was EUR -59.2 million as of December 31, 2025.
Autovía de Aragón
Regarding Autovía de Aragón project, the current debt as of December 31, 2025 stood at EUR 5 million (EUR 5 million non-current and EUR 14 million of current as of December 31, 2024).
Breakdown of borrowings in other infrastructure projects:
The following table shows the details of the borrowings for infrastructure projects other than highways:

	2025			2024
(Million euro)	Long term	Short term	Total	Long term	Short term	Total	Change 25/24
Airports	62	15	77	—	94	94	(17)
Dalaman International Airport	62	15	77	—	94	94	(17)
Construction	92	5	97	98	6	103	(6)
Conc. Prisiones Lledoners,S.A.	58	2	60	61	3	63	(3)
Depusa Aragón S.A.	20	2	22	22	2	24	(2)
Budimex Group	14	1	15	15	1	16	(1)
Energy	187	121	307	210	2	211	96
Transchile Charrúa Transmisión, S.A.	—	—	—	105	—	105	(105)
Centella Transmisión, S.A.	90	2	91	105	2	106	(15)
Misae Solar IV LLC	80	119	199	—	—	—	199
AZALIA, SP. Z O.O	17	—	17	—	—	—	17
Other	39	2	42	44	3	47	(5)
Waterbeach	39	2	42	44	3	47	(5)
TOTAL Other infrastructure project company borrowings	380	143	523	352	105	455	68
Other project borrowings increased by EUR 68 million against December 2024, mainly due to the drawdowns in Misae Solar IV LLC (EUR 199 million) to finance the construction of the solar plant, partially offset by the decrease in Transchile Charrúa Transmisión, S.A. (EUR -105 million) resulting from its classification as held for sale, with the disposal expected to be completed in 2026.
Also noteworthy is Dalaman International Airport, whose loans were reclassified as long-term (EUR 62 million) once the December 2024 exemption was fulfilled.
a.2) Maturities by currency and fair value of infrastructure project company borrowings
December 31, 2025

(Million euro)	Currency	Fair value 2025	Carrying amount 2025	2026	2027	2028	2029	2030	2031+	Total maturities
Infrastructure project company obligations		4,313	4,781	7	1	189	1	41	4,317	4,556
HIGHWAYS		4,313	4,781	7	1	189	1	41	4,317	4,556
	USD	4,313	4,781	7	1	189	1	41	4,317	4,556
	EUR	—	—	—	—	—	—	—	—	—
Bank borrowings of infrastructure project companies		2,836	2,836	359	105	75	179	83	2,399	3,199
HIGHWAYS		2,314	2,314	214	77	44	52	63	2,211	2,662
	USD	1,724	1,724	180	42	—	—	—	1,853	2,075
	EUR	589	589	34	35	44	52	63	358	587
AIRPORTS		77	77	16	18	20	21	7	—	82
	EUR	77	77	16	18	20	21	7	—	82
CONSTRUCTION		97	97	4	5	5	5	6	72	97
	EUR	82	82	4	5	5	5	6	58	83
	PLN	15	15	—	—	—	—	—	14	14
ENERGY		307	307	121	2	2	95	2	92	315
	USD	290	290	121	2	2	95	2	76	298
	PLN	17	17	1	—	—	—	—	16	17
OTHER		42	42	3	3	4	5	5	23	43
	GBP	42	42	3	3	4	5	5	23	43
TOTAL INFRASTRUCTURE PROJECT COMPANY BORROWINGS		7,149	7,617	366	106	265	180	124	6,715	7,755
December 31, 2024

(Million euro)	Currency	Fair value 2024	Carrying amount 2024	2025	2026	2027	2028	2029	2030+	Total maturities
Infrastructure project company obligations		3,574	5,199	1	8	1	215	1	4,704	4,930
HIGHWAYS		3,574	5,199	1	8	1	215	1	4,704	4,930
	USD	3,574	5,199	1	8	1	215	1	4,704	4,930
	EUR	—	—	—	—	—	—	—	—	—
Bank borrowings of infrastructure project companies		3,200	3,200	120	233	155	151	274	2,690	3,624
HIGHWAYS		2,745	2,745	98	104	130	122	133	2,565	3,152
	USD	2,138	2,138	70	71	95	79	82	2,153	2,549
	EUR	607	607	28	33	35	43	51	412	603
AIRPORTS		94	94	14	16	18	20	21	16	105
	EUR	94	94	14	16	18	20	21	16	105
CONSTRUCTION		103	103	4	4	5	5	5	79	102
	EUR	87	87	4	4	5	5	5	64	87
	PLN	16	16	—	—	—	—	—	15	15
ENERGY		211	211	2	106	—	—	109	—	216
	USD	211	211	2	106	—	—	109	—	216
OTHER		47	47	3	3	3	4	5	30	49
	GBP	47	47	3	3	3	4	5	30	49
TOTAL INFRASTRUCTURE PROJECT COMPANY BORROWINGS		6,774	8,400	121	241	156	366	275	7,394	8,554
At December 31, 2025 the difference between the total maturities of bank borrowings of EUR 7,755 million (EUR 8,554 million in 2024) and the carrying amounts recognized at December 31, 2025 in the amount of EUR 7,617 million (EUR 8,400 million in 2024) is explained mainly by the difference between the nominal values and carrying amounts of the borrowings, as certain adjustments are made in accordance with applicable accounting rules. Thus, the accrued interest payable and the application of the amortized cost method had an impact of EUR 138 million (EUR 154 million in 2024), considering that the maturities of the borrowings do not include interest.
The fair value reflected in the table above is calculated as follows:
•For fixed-rate bonds, subject to changes in value due to fluctuations in market interest rates: since they are quoted in an active market, the related market value is used.
•For fixed-interest bank borrowings, also subject to changes in value due to fluctuations in rates: future cash flows are discounted using a market interest rate, calculated using an internal valuation model.
•Lastly, for floating-rate bank borrowings: no significant differences are deemed to exist between the fair value of the borrowings and their carrying amount and therefore the carrying amount is used.
a.3) Information on credit limits and credit drawable for infrastructure projects
There follows is a comparative analysis of borrowings not drawn down at December 31, 2025 and 2024:

	2025				2024
(Million euro)	Limit	Utilized	Drawable	Debt recognized	Limit	Utilized	Drawable	Debt recognized
Highways	7,218	7,218	—	7,094	8,091	8,082	9	7,945
US highways	6,631	6,631	—	6,505	7,479	7,479	—	7,338
Spanish highways	587	587	—	589	614	603	9	606
Airports	82	82	—	77	105	105	—	94
Construction	97	97	—	97	103	102	—	103
Energy	341	315	26	307	220	216	4	211
Other	43	43	—	42	49	49	—	47
TOTAL BORROWINGS	7,781	7,755	26	7,617	8,567	8,554	13	8,400
At December 31, 2025 the difference between the total bank borrowings utilized of EUR 7,755 million (EUR 8,554 million in 2024) and the carrying amounts recognized at December 31, 2025 in the amount of EUR 7,617 million (EUR 8,400 million in 2024) is mainly due to the difference between the nominal values and amortized cost calculated in accordance with applicable accounting rules.
a.4) Guarantees and covenants for project borrowings
The borrowings classified as project borrowings are without recourse to the project shareholders or with recourse limited to the guarantees given. The guarantees given by Ferrovial subsidiaries for project borrowings are described in Note 6.5, Contingent liabilities.
After reviewing the information reported by the businesses and conducting a subsequent review, we have concluded that there is no default event for the fully-consolidated project companies as of December 31, 2025.
b) Ex-infrastructure projects
b.1) Breakdown of short- and long-term borrowings, changes during 2025 and main features

			2025			2024
(Million euro)	Long term	Short term	Total	Long term	Short term	Total
Corporate bonds and debentures	1,844	809	2,653	1,773	518	2,292
Euro Commercial Paper	—	50	50	—	249	249
Corporate liquidity lines	60	—	60	60	252	312
Other borrowings	19	28	47	3	33	36
TOTAL BORROWINGS EXCLUDING INFRASTRUCTURE PROJECT COMPANIES	1,923	887	2,810	1,836	1,052	2,889
The following table shows changes to ex-infrastructure project borrowings, broken down into variations in borrowings with balancing entries in cash flows, exchange rate effects and scope changes, as well as changes in borrowings due to the accrual of interest during 2025, which do not affect period cash positions:

(Million euro)	Dec. 2024	Increase/decrease with impact on cash flow	Foreign exchange effect	Impact of scope changes	Capitalized/accrued interest and other	Dec.25
Borrowings	2,889	(130)	(5)	(7)	63	2,810
Cross- currency swaps	(2)	2	—	—	—	—
Ex-infrastructure project borrowings	2,886	(128)	(5)	(7)	63	2,810
The movement in ex-infrastructure projects borrowings is mainly attributable to the repayment of the revolving facility (EUR -252 million), the reduction of Euro Commercial Paper (EUR -199 million), partially offset by the variation in corporate bonds during the year, worth mentioning the repayment of the bond issued in March 2017 and maturing in March 2025 (EUR 500 million), and the issuance of a new bond on January 16, 2025 (EUR 500 million) with an interest rate of 3.250% and maturity on January 2030, and a new non-dilutive convertible bond of EUR 400 million notional issued on November 20, 2025, with a book value of EUR 355 million.
b.1.1) Corporate debt
Corporate debt comprises the following debt instruments:
Corporate bonds:
The carrying amount totals EUR 2,653 million at December 31, 2025 (EUR 2,292 million at December, 31 2024). The breakdown is as follows:

Issuance date	Nominal value (Million euro)	Maturity	Annual coupon
5/14/2020	780	5/14/2026	1.38%
11/12/2020	500	11/12/2028	0.540%
9/10/2023	500	9/13/2030	4.375%
1/16/2025	500	1/16/2030	3.250%
11/20/2025	400	5/20/2031	0.750%
Total	2,680
Regarding the variation in corporate bonds during 2025, worth mentioning the repayment of the bond issued in March 2017 and maturing in March 2025 (EUR 500 million), the issuance of a new bond on January 16, 2025 (EUR 500 million) with an interest rate of 3.250% and maturity on January 2030, and a new non-dilutive convertible bond issued on November 20, 2025 (EUR 400 million), with an interest rate of 0.75% and maturity in May 2031.
This latter debt instrument is a non‑dilutive cash‑settled convertible bond linked to the performance of Ferrovial SE shares, and mirrors the mechanics of traditional convertible bonds. From an accounting standpoint, this bond is treated as a hybrid instrument, combining the recognition of two elements: EUR 355 million recognized as a financial debt, and an embedded derivative consisting in a call option on Ferrovial shares measured at fair value (EUR 45 million), recognized under the heading of non-current derivatives at fair value (see Note 5.5). This bond is redeemable solely for cash, thereby achieving a neutral impact in terms of equity, ensuring that there is no dilutive impact on existing shareholders. At the same time of this call option issuance, Ferrovial has acquired a purchased call option which mirrors the terms of the call embedded in the bond, offsetting its impact.
All issues completed for 2020 and up to 2025 are admitted to trading on the AIAF fixed income market (Spain). All these issuances except the 2023 , bond, are guaranteed by the Company. The bond issued by Ferrovial SE in 2023 is listed on Euronext Dublin.
Euro Commercial Paper:
In the third quarter of 2023, we formalized a program to issue promissory notes for a maximum amount of EUR 1,5 billion, with maturities between 1 and 364 days as from the issue date, allowing further diversification of capital market funding and more efficient liquidity management.
The notes outstanding during 2025 were issued under the EUR 50 million Sustainability Target STEP label compliant Euro-commercial paper program registered on July 31, 2023, at an average rate of 2.62% (2024: 3.74%). Regarding the notes outstanding as of December 31, 2025, the average cost was 2.04% (2024: 3.17%).
Regarding the movement during 2025, the variation in the Euro Commercial Paper issued at the December 2025 closing (EUR 50 million) compared to December 2024 (EUR 249 million), is worth noting, representing a reduction of EUR -199 million.
Other corporate debt:
Ferrovial had a syndicated credit facility available with a limit of EUR 788 million since 2024, that could be drawn-down in EUR, USD, CAD and GBP, out of which EUR 250 million had been utilized. In January 2025, this credit facility was repaid, and was immediately refinanced with a new limit of EUR 900 million, which at 31 December 2025 has not been drawn down.
Additionally, at December 31, 2025 Ferrovial also has a corporate liquidity line available, which has been fully drawn down, that reached EUR 60 million and matures in 2027, at a fixed rate of 0.425%. This corporate liquidity line was already fully drawn down at December 31, 2024.
The Group’s liquidity (including long-term restricted cash) stood at EUR 5,088 million and EUR 5,320 million (Note 5.4.d) at December 31, 2025 and 2024, respectively. This liquidity can be explained as follows:
- Cash and cash equivalents: EUR 4,070 million and EUR 4,653 million at December 31, 2025 and 2024, respectively.
-Long-term restricted cash: EUR 10 million and EUR 21 million at December 31, 2025 and 2024, respectively.
- Undrawn debt: EUR 1,008 million and EUR 652 million at December 31, 2025 and 2024, respectively.
b.1.2) Information on corporate debt limits and drawable balances.
Set out below is a breakdown of corporate debt limits and drawable balances at December 31, 2025 and at December 31, 2024:

	2025				2024
(Million euro)	Limit	Utilized	Drawable	Consolidated debt	Limit	Utilized	Drawable	Consolidated debt
Bonds	2,680	2,680	—	2,653	2,280	2,280	—	2,292
Syndicated facility	900	—	900	—	788	250	538	252
ECPs	50	50	—	50	249	249	—	249
Credit lines	60	60	—	60	60	60	—	60
TOTAL CORPORATE DEBT	3,690	2,790	900	2,763	3,377	2,839	538	2,852
As explained before, the variation in corporate debt compared to December 2024 (EUR -89 million) is explained mainly by the variation in bonds (EUR 362 million), by the repayment of the syndicated facility in January 2025 (EUR -252 million) and by the lower volume of ECPs outstanding (EUR -199 million). The syndicated facility was refinanced for a limit of EUR 900 million in January 2025.
The Company's credit rating
The credit rating agencies Standard & Poor’s and Fitch maintained their opinion regarding the financial rating of Ferrovial’s corporate debt in 2025 and 2024, respectively rating it at BBB and BBB with stable outlook and, therefore, within the “Investment Grade” category.
b.1.3) Other borrowings
At December 31, 2025 “Other borrowings” of EUR 47 million (EUR 36 million at December 31, 2024) related primarily to Construction bank borrowings.
b.1.4) Information on limits and drawable balances of other borrowings:
Set out below is a breakdown of debt limits and drawable balances at December 31, 2025 and 2024:

	2025				2024
(Million euro)	Limit	Utilized	Drawable	Consolidated debt	Limit	Utilized	Drawable	Consolidated debt
Construction	149	41	108	42	131	17	114	14
Airports	3	3	—	3	—	—	—	14
Energy	1	1	—	1	—	—	—	—
Other	1	1	—	1	8	8	—	8
OTHER BORROWINGS	154	46	108	47	140	26	114	36
The differences between total utilized other borrowings (EUR 46 million) mainly bank borrowings, and the carrying amount at December 31, 2025 (EUR 47 million) are explained mainly by the difference between the nominal values and carrying amounts of the borrowings, as certain adjustments are made in accordance with applicable accounting rules.
b.2) Maturities by currency and fair value of borrowings excluding infrastructure project companies
At December 31, 2025:

Borrowings (Million euro)	Currency	Fair value 2025	Carrying amount 2025	2026	2027	2028	2029	2030	2031+	Total maturities
Corporate debt		2,824	2,763	830	60	500	—	1,000	400	2,790
	EUR	2,824	2,763	830	60	500	—	1,000	400	2,790
Other borrowings		47	47	9	—	—	1	—	13	23
	EUR	10	10	—	—	—	—	—	—	1
	PLN	23	23	9	—	—	—	—	12	22
	Other	14	14	—	—	—	—	—	—	—
TOTAL BORROWINGS EXCLUDING INFRASTRUCTURE PROJECT COMPANIES		2,871	2,810	839	60	500	1	1,000	413	2,813
At December 31, 2024:

Borrowings (Million euro)	Currency	Fair value 2024	Carrying amount 2024	2025	2026	2027	2028	2029	2030+	Total maturities
Corporate debt		2,830	2,852	999	780	60	500	—	500	2,839
	EUR	2,830	2,852	999	780	60	500	—	500	2,839
Other borrowings		36	36	2	9	12	2	1	—	26
	EUR	7	7	—	—	—	1	—	—	1
	PLN	5	5	2	1	1	—	1	—	5
	CLP	7	7	—	—	7	1	—	—	8
	Other	17	17	—	8	4	—	—	—	12
TOTAL BORROWINGS EXCLUDING INFRASTRUCTURE PROJECT COMPANIES		2,866	2,889	1,001	789	72	502	1	500	2,865
The differences between the total maturities of borrowings and the carrying amounts of the debt at December 31, 2025 (EUR 2,813 million compared to EUR 2,810 million) is mainly due to the new non-dilutive convertible bond issued, recognized with a carrying amount of EUR 355 million and with a nominal value of EUR 400 million (Note 5.5). This effect is partially offset by the interest accrued and not paid, recognized in the carrying amount of the balance sheet but not in the nominal value, together with other adjustments made in accordance with applicable accounting legislation (basically the application of the amortized cost method).
The fair value of bank borrowings excluding infrastructure project companies matches the related carrying amount because the borrowings are tied to floating market interest rates and therefore changes to the benchmark interest rates do not affect fair value.
As corporate debts are quoted in an active market, the related market value is used.
On this basis, the estimated total fair value of bank borrowings and bonds excluding infrastructure project companies at December 31, 2025 and December 31, 2024 amounted to EUR 2,871 million and EUR 2,866 million, respectively.
The 2026 maturities total EUR 839 million and relate to the Euro Commercial Paper (EUR 50 million) and corporate bonds (EUR 780 million). The debt maturities do not include interest.